Cost of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Employee salaries and benefits	$ 18,305	$ 16,104
Web hosting fees	5,170	4,956
Third party service fees	9,777	6,341
Other	1,246	777
Cost of revenue	$ 34,498	$ 28,178